Securities	12 Months Ended
Dec. 31, 2013
Securities
Securities

Note 2 – Securities

The fair value of securities available for sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) at December 31 were as follows:

	2013
(Dollars in thousands)		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
U.S. Government and federal agency	$44,059	$166	$(503)	$43,722
U.S. Treasury notes and bonds	7,285	17	(78)	7,224
State and municipal	64,215	1,622	(1,062)	64,775
Mortgage-backed	8,541	95	(166)	8,470
Corporate	8,805	61	(51)	8,815
Foreign debt	1,000	—	(10)	990
Equity securities	1,707	7	(111)	1,603
Asset-backed securities	486	—	(3)	483
Total	$136,098	$1,968	$(1,984)	$136,082

	2012
(Dollars in thousands)		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
U.S. Government and federal agency	$39,815	$455	$(2)	$40,268
U.S. Treasury notes and bonds	7,362	45	(9)	7,398
State and municipal	62,248	2,668	(238)	64,678
Mortgage-backed	12,218	308	—	12,526
Corporate	6,600	113	(1)	6,712
Foreign debt	1,000	1	—	1,001
Equity securities	1,902	12	(5)	1,909
Total	$131,145	$3,602	$(255)	$134,492

Information regarding sales of securities available for sale follows:

(Dollars in thousands)
	2013	2012	2011
Proceeds from sales of securities	$8,790	$9,369	$3,310
Gross realized gains	197	421	133
Gross realized losses	60	2	4

Contractual maturities of securities available for sale at December 31, 2013 were as follows:

(Dollars in thousands)	Fair
Value
Due within one year	$24,680
Due after one year through five years	67,387
Due after five years through ten years	31,240
Due after ten years	2,702
Total debt securities	126,009
Mortgage-backed securities, not due at a specific date	8,470
Equity securities	1,603
Total	$136,082

Various securities were pledged as collateral for securities sold under agreements to repurchase. The carrying amount of securities pledged as collateral at December 31 was as follows:

(Dollars in thousands)

	2013	2012
Securities pledged for securities sold under agreements to repurchase	$31,919	$27,085

Securities with unrealized losses at year-end 2013 and 2012, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, were as follows:

(Dollars in thousands)	2013
	Less than 12 months		More than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Government agencies	$25,104	$(503)	$—	$—	$25,104	$(503)
U.S. Treasury notes and bonds	5,190	(78)	—	—	5,190	(78)
State and municipal	19,532	(740)	5,030	(322)	24,562	(1,062)
Mortgage-backed	6,380	(166)	—	—	6,380	(166)
Corporate	2,823	(51)	398	—	3,221	(51)
Foreign debt	990	(10)	—	—	990	(10)
Equity securities	1,096	(111)	—	—	1,096	(111)
Asset-backed securities	—	—	483	(3)	483	(3)
Total temporarily impaired	$61,115	$(1,659)	$5,911	$(325)	$67,026	$(1,984)

(Dollars in thousands)	2012
	Less than 12 months		More than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Government agencies	$1,997	$(2)	$—	$—	$1,997	$(2)
U.S. Treasury notes and bonds	2,187	(9)	—	—	2,187	(9)
State and municipal	7,623	(203)	811	(35)	8,434	(238)
Corporate	768	(1)	—	—	768	(1)
Equity securities	146	(5)	—	—	146	(5)
Total temporarily impaired	$12,721	$(220)	$811	$(35)	$13,532	$(255)

ChoiceOne evaluates all securities on a quarterly basis to determine whether unrealized losses are temporary or other than temporary. Consideration is given to the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the issuer, and the intent and ability of ChoiceOne to retain its investment in the issue for a period of time sufficient to allow for any anticipated recovery in fair value. Management believed that unrealized losses as of December 31, 2013 were temporary in nature and were caused primarily by changes in interest rates, increased credit spreads, and reduced market liquidity and were not caused by the credit status of the issuer. No other than temporary impairments were recorded in 2013 or 2012.

During 2013, a security formerly classified as a state and municipal security was reclassified as an asset-backed security. There were no other reclassifications during 2013 or 2012.

At December 31, 2013, there were 113 securities with an unrealized loss, compared to 28 securities with an unrealized loss as of December 31, 2012. The increase in the number of securities in an unrealized loss position was caused by a rise in longer-term market interest rates that began in the second quarter of 2013.